STOCKHOLDERS' DEFICIT (Details)	12 Months Ended
Jan. 31, 2021 $ / shares
Dividend yield	0.00%
Minimum [Member]
Expected volatility	415.50%
Exercise price	$ 0.40
Stock price	$ 0.37
Expected life	3 years
Risk-free interest rate	0.19%
Maximum [Member]
Expected volatility	506.80%
Exercise price	$ 4.50
Stock price	$ 2.70
Expected life	5 years
Risk-free interest rate	0.39%